Share-Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Feb. 16, 2021	Sep. 30, 2020
Share-Based Payments (Details) [Line Items]
Restricted shares awards	396,857	134,500	132,190	180,000
Total earnout shares	233,744	57,039
Share-based payments expense (in Dollars)	$ 1,871	$ 450
Board of directors [Member]
Share-Based Payments (Details) [Line Items]
Restricted shares awards					134,500